Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Other Payables	$ 196,050	$ 1,061,162
Interest Payable	3,574
Wages Payable	112,355	151,258
Total	$ 311,979	$ 1,212,420